UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL  60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL  60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  November 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2014

(Unaudited)

Iman Fund

IMAN FUND
EXPENSE EXAMPLE
November 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/14 - 11/30/14).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/14	11/30/14	6/1/14 - 11/30/14*

Actual	$1,000.00	$1,057.80	$7.27

Hypothetical (5% return before expenses)	1,000.00	1,018.00	7.13

*	Expenses are equal to the Fund’s annualized expense ratio of 1.41% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2014 (Unaudited)

IMAN FUND
Total Rate of Return
For the Period November 30, 2004 to November 30, 2014
(Unaudited)

This chart assumes an initial investment of $10,000 made on November 30, 2004 and held through November 30, 2014.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and used to measure U.S. markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

	Six	One	Five	Ten
Average Annual Total Return as of November 30, 2014	Months	Year	Years	Years
Iman Fund	5.78%	12.70%	12.58%	6.98%
Dow Jones Islamic Market USA Index*	8.24%	16.57%	13.30%	7.76%
Russell 3000 Growth Index**	9.32%	16.45%	16.86%	8.99%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.  Dow Jones believes that these stocks are accessible to investors and are well traded.  The DJGI methodology removes issues that are not suitable for global investing.  The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
TheRussell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.8%

	AEROSPACE PRODUCT & PARTS
	MANUFACTURING - 3.4%
6,400	Honeywell International, Inc.	$634,048
23,800	TE Connectivity Ltd. (b)	1,527,960
		2,162,008

	AGRICULTURE,
	CONSTRUCTION &
	MINING MACHINERY
	MANUFACTURING - 1.2%
6,600	National Oilwell Varco Inc.	442,464
5,400	The Toro Co.	354,672
		797,136

	AIR FREIGHT &
	LOGISTICS - 0.4%
2,200	United Parcel Service, Inc. (UPS) -
	Class B	241,824

	APPAREL KNITTING MILLS - 0.3%
4,900	Zumiez, Inc. (a)	175,273

	ARCHITECTURAL AND
	STRUCTURAL METALS
	MANUFACTURING - 0.5%
6,400	Drew Industries Inc.	301,440

	AUTOMOBILES - 0.5%
13,400	Winnebago Industries, Inc.	337,412

	BUILDING MATERIAL &
	SUPPLIES DEALERS - 2.6%
16,400	Fastenal Co.	741,280
9,100	The Home Depot, Inc.	904,540
		1,645,820

	BUSINESS SUPPORT
	SERVICES - 0.6%
18,300	WNS Holdings Ltd. - ADR (a)(b)	373,869

	CLOTHING STORES - 1.6%
26,400	American Eagle Outfitters, Inc.	372,240
5,500	ANN INC. (a)	202,015
9,900	Ascena Retail Group, Inc. (a)	132,561
6,000	The Children’s Place
	Retail Stores, Inc.	36,360
		1,043,176

	COMMERCIAL & SERVICE
	INDUSTRY MACHINERY
	MANUFACTURING - 1.8%
21,200	Copart, Inc. (a)	770,408
4,400	The Middleby Corp. (a)	420,816
		1,191,224

	COMMUNICATIONS
	EQUIPMENT
	MANUFACTURING - 2.5%
24,200	Cisco Systems, Inc.	668,888
8,900	Plantronics, Inc.	464,313
6,200	QUALCOMM, Inc.	451,980
		1,585,181

	COMPUTER &
	PERIPHERAL EQUIPMENT
	MANUFACTURING - 4.4%
23,200	Apple Inc.	2,759,176
1,400	Zebra Technologies Corp. (a)	102,410
		2,861,586

	COMPUTER SYSTEMS
	DESIGN & RELATED
	SERVICES - 4.6%
11,800	Accenture PLC - Class A (b)	1,018,694
2,900	Cerner Corp. (a)	186,760
31,100	Convergys Corp.	648,435
26,000	Perficient, Inc. (a)	450,060
15,900	Sykes Enterprises, Inc. (a)	368,403
7,600	Virtusa Corp. (a)	304,532
		2,976,884

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2014 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.8% (Continued)

	DAIRY PRODUCT
	MANUFACTURING - 0.7%
12,200	WhiteWave Foods Co. (a)	$446,886

	DATA PROCESSING, HOSTING
	& RELATED SERVICES - 2.5%
7,550	CoStar Group Inc. (a)	1,285,463
4,900	Red Hat, Inc. (a)	304,535
		1,589,998

	ELECTRONIC SHOPPING &
	MAIL-ORDER HOUSES - 2.0%
3,850	Amazon.com, Inc. (a)	1,303,764

	EMPLOYMENT SERVICES - 0.4%
3,400	Manpowergroup Inc.	227,324

	ENGINE, TURBINE & POWER
	TRANSMISSION EQUIPMENT
	MANUFACTURING - 1.1%
12,600	Brunswick Corp.	625,968
435	Cummins, Inc.	63,345
		689,313

	FREIGHT TRANSPORTATION
	ARRANGEMENT - 1.1%
3,800	FedEx Corp.	677,084

	GENERAL FREIGHT
	TRUCKING - 0.4%
7,100	Knight Transportation, Inc.	236,217

	GRAIN & OILSEED
	MILLING - 1.7%
5,000	Unilever NV -
	NY Reg. Shares - ADR (b)	203,200
21,300	Unilever PLC - ADR (b)	897,582
		1,100,782

	HEALTH & PERSONAL
	CARE STORES - 1.7%
7,900	CVS Caremark Corp.	721,744
7,900	Vitamin Shoppe, Inc. (a)	378,094
		1,099,838

	INDUSTRIAL MACHINERY
	MANUFACTURING - 1.8%
47,500	Applied Materials, Inc.	1,142,375

	INSURANCE CARRIERS - 0.8%
9,716	Health Net Inc. (a)	499,208

	JEWELRY, LUGGAGE, &
	LEATHER GOODS STORES - 0.6%
3,100	Signet Jewelers Ltd. (b)	405,976

	MANAGEMENT, SCIENTIFIC &
	TECHNICAL CONSULTING
	SERVICES - 1.3%
11,100	Korn/Ferry International (a)	301,365
9,100	Salesforce.com, Inc. (a)	544,817
		846,182

	MEDICAL EQUIPMENT
	& SUPPLIES
	MANUFACTURING - 1.2%
1,800	3M Co.	288,162
520	Intuitive Surgical, Inc. (a)	269,241
800	Stryker Corp.	74,328
1,200	Zimmer Holdings, Inc.	134,748
		766,479

	METAL ORE MINING - 0.3%
4,000	Franco-Nevada Corp. (b)	200,080

	MOTOR VEHICLE
	BODY & TRAILER
	MANUFACTURING - 0.3%
1,663	Lear Corp.	159,498

	MOTOR VEHICLE
	MANUFACTURING - 2.0%
5,270	Tesla Motors, Inc. (a)	1,288,620

	MOTOR VEHICLE PARTS
	MANUFACTURING - 0.2%
3,300	Sun Hydraulics Corp.	132,891

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2014 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.8% (Continued)

	NAVIGATIONAL, MEASURING,
	ELECTROMEDICAL & CONTROL
	INSTRUMENTS
	MANUFACTURING - 2.3%
9,700	Agilent Technologies, Inc.	$414,578
1,000	Danaher Corp.	83,560
1,400	Illumina, Inc. (a)	267,246
4,850	Keysight Technologies, Inc (a)	170,720
5,100	Masimo Corp. (a)	133,875
5,800	MTS Systems Corp.	384,714
		1,454,693

	NEWSPAPER, PERIODICAL,
	BOOK, AND DIRECTORY
	PUBLISHERS - 2.6%
24,200	Reed Elsevier PLC - ADR (b)	1,677,060

	OFFICE ADMINISTRATIVE
	SERVICES - 0.9%
6,800	Gartner, Inc. (a)	581,264

	OFFICE FURNITURE
	(INCLUDING FIXTURES)
	MANUFACTURING - 1.9%
24,900	La-Z-Boy Inc.	647,151
31,400	Steelcase Inc. - Class A	550,128
		1,197,279

	OIL & GAS
	EXTRACTION - 3.5%
4,900	Diamondback Energy, Inc. (a)	276,360
1,000	EOG Resources, Inc.	86,720
10,200	Helmerich & Payne, Inc.	709,410
15,600	Imperial Oil Ltd. (b)	679,848
6,600	Occidental Petroleum Corp.	526,482
		2,278,820

	OTHER ELECTRICAL
	EQUIPMENT & COMPONENT
	MANUFACTURING - 0.3%
2,900	Emerson Electric Co.	184,875

	OTHER FABRICATED
	METAL PRODUCT
	MANUFACTURING - 0.1%
540	Parker Hannifin Corp.	69,676

	OTHER GENERAL
	MERCHANDISE STORES - 0.6%
2,260	O’Reilly Automotive, Inc. (a)	412,992

	OTHER GENERAL
	PURPOSE MACHINERY
	MANUFACTURING - 1.5%
1,100	Flowserve Corp.	64,757
4,800	Graco, Inc.	384,480
6,500	IDEX Corp.	499,265
		948,502

	OTHER INFORMATION
	SERVICES - 5.3%
5,200	Baidu, Inc. - ADR (a)(b)	1,274,572
3,700	Facebook Inc. - Class A (a)	287,490
1,550	Google Inc. - Class A (a)	851,074
1,810	Google Inc. - Class C (a)	980,712
		3,393,848

	PESTICIDE,
	FERTILIZER & OTHER
	AGRICULTURAL CHEMICAL
	MANUFACTURING - 0.7%
4,000	Monsanto Co.	479,640

	PETROLEUM &
	COAL PRODUCTS
	MANUFACTURING - 5.3%
14,600	Chevron Corp.	1,589,502
20,500	Exxon Mobil Corp.	1,856,070
		3,445,572

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2014 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.8% (Continued)

	PHARMACEUTICAL
	& MEDICINE
	MANUFACTURING - 8.8%
8,100	Alkermes PLC (a)(b)	$445,662
5,400	Bristol-Myers Squibb Co.	318,870
7,300	Gilead Sciences, Inc. (a)	732,336
4,900	IDEXX Laboratories, Inc. (a)	731,815
560	Intercept Pharmaceuticals, Inc. (a)	80,489
8,700	Johnson & Johnson	941,775
14,900	Novartis AG - ADR (b)	1,440,085
15,900	Sanofi - ADR (b)	767,811
2,100	Vertex Pharmaceuticals Inc. (a)	247,548
		5,706,391

	PROFESSIONAL &
	COMMERCIAL EQUIPMENT
	& SUPPLIES MERCHANT
	WHOLESALERS - 2.5%
13,900	Covidien PLC (b)	1,403,900
1,700	Henry Schein, Inc. (a)	233,240
		1,637,140

	RAIL TRANSPORTATION - 0.9%
4,900	Union Pacific Corp.	572,173

	SCIENTIFIC RESEARCH
	& DEVELOPMENT
	SERVICES - 2.9%
2,500	Alexion Pharmaceuticals, Inc. (a)	487,250
12,000	Babcock & Wilcox Co.	355,560
1,230	Biogen Idec Inc. (a)	378,459
3,200	Covance, Inc. (a)	328,384
4,200	Incyte Corp. (a)	317,310
		1,866,963

	SEMICONDUCTOR & OTHER
	ELECTRONIC COMPONENT
	MANUFACTURING - 5.7%
16,800	Altera Corp.	632,016
22,700	Benchmark Electronics, Inc. (a)	539,806
3,400	Cavium, Inc. (a)	192,440
5,900	Cree, Inc. (a)	214,406
7,700	International Rectifier Corp (a)	307,076
27,000	NVIDIA Corp.	566,190
13,400	Texas Instruments Inc.	729,228
9,900	Tyco International PLC (b)	424,710
2,000	Xilinx, Inc.	90,880
		3,696,752

	SEMICONDUCTOR &
	SEMICONDUCTOR
	EQUIPMENT - 1.7%
30,000	Intel Corp.	1,117,500

	SOAP, CLEANING COMPOUND
	& TOILET PREPARATION
	MANUFACTURING - 0.5%
5,200	Tupperware Brands Corp.	349,700
	SOFTWARE PUBLISHERS - 4.5%
11,000	Aspen Technology, Inc. (a)	415,140
30,800	Microsoft Corp.	1,472,548
24,600	Oracle Corp.	1,043,286
		2,930,974

	SPORTING GOODS, HOBBY
	& MUSICAL INSTRUMENT
	STORES - 1.3%
16,200	Dicks Sporting Goods, Inc.	819,882

	SUPPORT ACTIVITIES
	FOR MINING - 1.3%
9,500	Halliburton Co.	400,900
5,300	Schlumberger Ltd. (b)	455,535
		856,435

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2014 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.8% (Continued)

	TEXTILE, APPAREL &
	LUXURY GOODS - 0.2%
1,200	NIKE, Inc. - Class B	$119,148
	TOTAL COMMON STOCKS
	(Cost $54,984,542)	64,302,627
	Total Investments
	(Cost $54,984,542) - 99.8%	64,302,627
	Other Assets in Excess
	of Liabilities - 0.2%	150,608
	TOTAL NET ASSETS - 100.0%	$64,453,235

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $54,984,542)	$64,302,627
Cash	500,635
Receivable for capital shares sold	52,905
Dividends receivable	106,893
Receivable for investments sold	290,995
Other assets	14,337
Total Assets	65,268,392

Liabilities:
Payable for investments purchased	691,513
Payable to Advisor (Note 3)	51,319
Payable for capital shares redeemed	3,000
Payable for professional fees	34,377
Payable for Trustee fees	5,103
Accrued expenses and other liabilities	29,845
Total Liabilities	815,157
Net Assets	$64,453,235

Net assets consist of:
Paid-in capital	$47,710,197
Accumulated net investment loss	(54,707)
Accumulated undistributed net realized gain on investments	7,479,660
Net unrealized appreciation on investments	9,318,085
Net Assets	$64,453,235

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	5,255,504
Net asset value, redemption price and offering price per share	$12.26

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2014 (Unaudited)

Investment income:
Dividend income (Net of foreign withholding tax of $5,511)	$392,644
Total investment income	392,644

Expenses:
Advisory fees (Note 3)	305,751
Administration fees	29,886
Transfer agent fees and expenses	24,051
Legal fees	18,078
Fund accounting fees	17,394
Federal and state registration fees	11,400
Trustees’ fees and related expenses	9,597
Audit fees	6,766
Reports to shareholders	4,680
Custody fees	3,813
Other expenses	886
Total expenses	432,302
Net investment loss	(39,658)

Realized and unrealized gain on investments:
Net realized gain from security transactions	3,495,926
Change in net unrealized appreciation/depreciation on investments	48,694
Realized and unrealized gain on investments	3,544,620
Net increase in net assets from operations	$3,504,962

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014
From operations:
Net investment loss	$(39,658)	$(46,929)
Net realized gain on investments	3,495,926	5,621,806
Change in net unrealized appreciation/depreciation on investments	48,694	3,917,696
Net increase in net assets from operations	3,504,962	9,492,573

From distributions paid:
Net realized gain on investments	—	(1,918,859)
Net decrease in net assets resulting from distributions paid	—	(1,918,859)

From capital share transactions:
Proceeds from sale of shares	3,310,814	8,560,104
Net asset value of shares issued in reinvestment
of distributions to shareholders	—	1,906,543
Payments for shares redeemed	(1,583,838)	(4,025,734)
Net increase in net assets from capital share transactions	1,726,976	6,440,913

Total increase in net assets	5,231,938	14,014,627

Net assets:
Beginning of period	59,221,297	45,206,670
End of period (includes accumulated net investment
loss of $54,707 and $15,049, respectively)	$64,453,235	$59,221,297

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November 30,
	2014		Year Ended May 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.59		$9.99	$8.35	$8.97	$6.91	$5.92

Income (loss) from
investment operations:
Net investment loss(1)	(0.01)		(0.01)	(0.03)	(0.05)	(0.05)	(0.02)
Net realized and unrealized
gains (losses) on investments	0.68		2.02	1.67	(0.57)	2.11	1.01
Total from investment operations	0.67		2.01	1.64	(0.62)	2.06	0.99
Less distributions paid:
From net realized gain on investments	—		(0.41)	—	—	—	—
Total distributions paid	—		(0.41)	—	—	—	—

Net asset value, end of period	$12.26		$11.59	$9.99	$8.35	$8.97	$6.91

Total return	5.78	%(2)	20.30%	19.64%	(6.91)%	29.81%	16.72%

Net assets at end of period (000’s)	$64,453		$59,221	$45,207	$36,123	$34,912	$27,713

Ratio of expenses to average net assets	1.41	%(3)	1.48%	1.59%	1.74%	1.75%	1.71%

Ratio of net investment
loss to average net assets	(0.13	)%(3)	(0.09)%	(0.36)%	(0.65)%	(0.65)%	(0.23)%

Portfolio turnover rate	27.6	%(2)	71.7%	109.5%	96.9%	169.3%	177.5%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

1.	Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc. (“AAA” or the “Advisor”), a Delaware corporation, serves as investment advisor to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose prices the Fund’s Advisor anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Advisor in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at fair value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the six months ended November 30, 2014.

• Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2014

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2014 (Unaudited)

Level 2 -
Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors.  These inputs can be either observable or unobservable.  The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace.  The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations.  During these periods, the availability of prices and inputs may be reduced for many investments.  This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.  These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$64,302,627	$—	$—	$64,302,627
Total*	$64,302,627	$—	$—	$64,302,627

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the six months ended November 30, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expenses in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2011 through May 31, 2014.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2014 (Unaudited)

As of May 31, 2014, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$49,498,219
Gross tax unrealized appreciation	$10,269,183
Gross tax unrealized depreciation	(1,029,095)
Net tax unrealized appreciation	$9,240,088
Undistributed ordinary income	1,525,493
Undistributed long-term capital gain	2,472,495
Total distributable earnings	$3,997,988
Other accumulated losses	—
Total accumulated gain	$13,238,076

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of losses relating to wash sale transactions and mark-to-market on PFICs.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.  For the fiscal year ended May 31, 2014, the Fund did not defer, on a tax basis, any post-December late-year losses.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

	Six Months Ended	Year Ended
	November 30, 2014	May 31, 2014
Ordinary Income	$—	$747,674
Long-term capital gains	$—	$1,171,185

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book/tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subsequent Events:  In preparing these financial statements, management has performed an evaluation of subsequent events after November 30, 2014 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in the financial statements.

3.	Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

For the six months ended November 30, 2014, the Fund had advisory expenses of $305,751 and as of November 30, 2014, the Fund had $51,319 payable to the Advisor.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).  Fees for such distribution services are paid to the Distributor by the Advisor.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2014 (Unaudited)

4.	Capital Share Transactions

Capital Share Transactions of the Fund for the six months ended November 30, 2014, were as follows:

	Amount	Shares
Shares sold	$3,310,814	278,393
Shares redeemed	(1,583,838)	(133,891)
Net increase	$1,726,976	144,502

Shares Outstanding
Beginning of period		5,111,002
End of period		5,255,504

Capital Share Transactions of the Fund for the year ended May 31, 2014, were as follows:

	Amount	Shares
Shares sold	$8,560,104	780,479
Shares reinvested	1,906,543	170,379
Shares redeemed	(4,025,734)	(366,088)
Net increase	$6,440,913	584,770

Shares Outstanding
Beginning of period		4,526,232
End of period		5,111,002

5.	Securities Transactions

During the six months ended November 30, 2014, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $18,955,185 and $16,848,325, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2014, the North American Islamic Trust (“NAIT”) held 64.9% of the Fund. NAIT is the parent company of the Advisor.

IMAN FUND
ADDITIONAL INFORMATION
November 30, 2014 (Unaudited)

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The filing will be available, upon request, by calling (877) 417-6161.  Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”)

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

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INVESTMENT ADVISOR
Allied Asset Advisors, Inc.
Oak Brook, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
Cleveland, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
Latham & Watkins
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 9, 2007.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By           /s/ Bassam Osman
Bassam Osman, President

Date       February 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Bassam Osman
Bassam Osman, President

Date        February 9, 2015

By           /s/ Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date       February 9, 2015